Cover	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 21, 2024, Thunder Power Holdings, Inc. (f/k/a Feutune Light Acquisition Corporation) (the “Company”) consummated its business combination (the “Business Combination”) with Thunder Power Holdings Limited (“TPHL”), pursuant to that certain Agreement and Plan of Merger, dated as of October 26, 2023, as amended, by and among Feutune Light Acquisition Corporation (“FLFV”), Feutune Light Merger Sub Inc. and TPHL. A Current Report on Form 8-K was filed with the U.S. Securities and Exchange Commission on June 27, 2024 (the “Original Form 8-K”), with respect to the Business Combination, reporting a number of matters and including Form 10 information. This Current Report on Form 8-K/A is being filed to (i) amend and replace in its entirety the section titled “Security Ownership of Certain Beneficial Owners and Management” under Item 2.01 in the Original Form 8-K and (ii) provide the pro forma financial information required under Item 9.01(b) of Form 8-K, which was excluded from the Original Form 8-K. This Current Report on Form 8-K/A continues to speak as of the date of the Original Form 8-K, and the Company has not updated the disclosures contained therein to reflect any events that occurred at a later date.
Document Period End Date	Jun. 21, 2024
Entity File Number	001-41424
Entity Registrant Name	Thunder Power Holdings, Inc.
Entity Central Index Key	0001912582
Entity Tax Identification Number	87-4620515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 W 9th St #848
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	909
Local Phone Number	214-2482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AIEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false